Core Bond Portfolio
September 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.8%
Security	Principal Amount (000's omitted)	Value
AASET Trust, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$2,057	$ 2,142,097
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(1)	493	496,092
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	1,965	1,989,523
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	1,750	1,750,301
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,191	1,060,121
Conn's Receivables Funding LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	1,094	1,029,649
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	1,674	1,701,962
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,119,223
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	318	312,370
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	1,619	1,536,261
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,501,331
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	290,959
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	1,903	1,913,217
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	2,260	2,286,579
Falcon Aerospace Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	807	757,168
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,156,147
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	928	925,055
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	3,000	3,040,072
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,154	1,051,509
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	2,300	2,300,729
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	1,014,941
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	138	135,702
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	149	149,375
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,270	1,279,289
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	214	203,874
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	3,056	2,802,740
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,191	2,234,100
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	1,001	1,033,244
Security	Principal Amount (000's omitted)	Value
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	$2,300	$ 2,302,466
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,325	1,230,570
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	650	624,972
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	90	88,034
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,182	1,147,851
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,547,598
Series 2022-3, Class B, 8.533%, 1/8/30(1)	433	434,245
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	156	153,700
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	79	78,286
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,367	1,386,577
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	1,345	1,347,759
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	3,085	3,138,665
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	1,169	1,201,468
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	991	933,190
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,508	1,546,405
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 8.055%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	2,100	2,128,346
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	2,184	2,177,577
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	528	488,515
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	616	545,700
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,570	3,486,740
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	10	9,959
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,755	1,705,863
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	623	577,934
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	822	823,303
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	216	166,121
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,259	1,192,087
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,866	1,839,297
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,639	1,336,661
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	175	176,638
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	824,970

Core Bond Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	$2,220	$ 2,038,379
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	802	741,169
Series 2020-A, Class C, 6.657%, 3/15/45(1)	152	142,915
Total Asset-Backed Securities (identified cost $80,579,153)		$ 79,777,590

Collateralized Mortgage Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 6.28%, (30-day SOFR Average + 1.00%), 9/25/31(1)(3)	$830	$ 830,746
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.987%, (1 mo. SOFR + 1.89%), 7/15/41(1)(3)	1,797	1,800,578
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,466	1,376,455
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	1,159	1,193,705
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	151	159,430
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1A, 6.58%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	578	580,529
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	39	39,709
Series 2013-6, Class HD, 1.50%, 12/25/42	47	42,174
Series 2014-70, Class KP, 3.50%, 3/25/44	243	236,378
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R06, Class 2B1, 9.145%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	2,468	2,578,136
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	672,907
Series 2023-84, Class MW, 6.00%, 6/20/53	653	692,657
Total Collateralized Mortgage Obligations (identified cost $9,910,605)		$ 10,203,404

Commercial Mortgage-Backed Securities — 9.4%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$3,325	$ 2,169,603
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,635	360,580
BAMLL Trust, Series 2024-BHP, Class A, 7.447%, (1 mo. SOFR + 2.35%), 8/15/39(1)(3)	1,890	1,901,030
Security	Principal Amount (000's omitted)	Value
BPR Trust:
Series 2022-OANA, Class A, 6.995%, (1 mo. SOFR + 1.898%), 4/15/37(1)(3)	$4,785	$ 4,806,891
Series 2022-SSP, Class A, 8.097%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	1,280	1,285,482
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.161%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	3,103	3,076,468
Series 2021-VOLT, Class C, 6.311%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	1,461	1,447,068
Series 2021-VOLT, Class D, 6.861%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	1,074	1,063,518
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.51%, 12/10/54(1)(2)	2,000	1,627,902
COMM Mortgage Trust, Series 2014-CR21, Class C, 4.643%, 12/10/47(2)	2,500	2,395,710
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.292%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	444	443,539
Series 2021-ESH, Class C, 6.912%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	2,440	2,437,288
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.159%, 3/25/28(2)	461	447,293
Series 2019-M1, Class A2, 3.661%, 9/25/28(2)	2,321	2,286,807
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,103,974
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.145%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)	1,219	1,236,338
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,196,134
Great Wolf Trust, Series 2024-WOLF, Class A, 6.639%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)	2,369	2,368,728
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.544%, (1 mo. SOFR + 1.447%), 5/15/38(1)(3)	4,033	4,027,870
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.738%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	2,511	2,510,201
Series 2024-DPLO, Class B, 7.088%, (1 mo. SOFR + 1.991%), 6/15/41(1)(3)	1,870	1,872,709
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.649%, 9/15/47(1)(2)	260	157,311
Series 2014-C23, Class D, 4.214%, 9/15/47(1)(2)	2,000	1,735,542
Series 2014-C25, Class D, 4.123%, 11/15/47(1)(2)	1,425	698,879
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(2)	287	266,918
Series 2021-MHC, Class C, 6.762%, (1 mo. SOFR + 1.664%), 4/15/38(1)(3)	2,425	2,414,639
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 7.023%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	1,380	1,382,591
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.873%, 5/15/49(2)(5)	993	937,660
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (U.S. (Fed) Prime Rate), 6/15/35(1)(3)	5,000	2,223,797

Core Bond Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
NYC Trust, Series 2024-3ELV, Class A, 7.088%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	$1,000	$ 1,006,419
ORL Trust, Series 2023-GLKS, Class A, 7.447%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	1,069	1,075,342
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 6.488%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	1,972	1,966,405
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	2,111,445
TX Trust, Series 2024-HOU, Class A, 6.688%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	1,995	1,981,889
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	1,793	1,908,943
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	428,791
Total Commercial Mortgage-Backed Securities (identified cost $70,105,859)		$ 63,361,704

Corporate Bonds — 29.6%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.3%
BAE Systems PLC, 5.30%, 3/26/34(1)	$794	$ 826,090
Boeing Co., 6.528%, 5/1/34(1)	1,276	1,369,968
		$ 2,196,058
Air Transport — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,283,968
		$ 2,283,968
Apparel — 0.3%
Tapestry, Inc.:
7.00%, 11/27/26	$208	$ 215,280
7.35%, 11/27/28	1,636	1,719,913
		$ 1,935,193
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC:
7.122%, 11/7/33	$708	$ 765,673
7.20%, 6/10/30	1,237	1,333,379
7.35%, 3/6/30	2,713	2,939,093
General Motors Financial Co., Inc.:
4.30%, 4/6/29	929	909,717
5.80%, 1/7/29	1,050	1,092,462
5.95%, 4/4/34	819	847,935
Hyundai Capital America, 5.30%, 6/24/29(1)	613	631,411
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,885	2,946,123
		$ 11,465,793
Security	Principal Amount (000's omitted)	Value
Auto Parts & Equipment — 0.3%
Aptiv PLC/Aptiv Global Financing DAC:
4.65%, 9/13/29	$1,136	$ 1,131,232
5.15%, 9/13/34	962	947,583
		$ 2,078,815
Banks — 11.4%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(6)	$1,300	$ 1,346,126
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(6)	1,200	1,137,035
4.175% to 3/24/27, 3/24/28(6)	200	198,136
5.294%, 8/18/27	400	409,281
5.439%, 7/15/31	600	627,729
6.35%, 3/14/34	1,600	1,714,057
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(6)	482	481,151
5.468% to 1/23/34, 1/23/35(6)	8,006	8,422,217
5.933% to 9/15/26, 9/15/27(6)	2,305	2,374,350
Bank of Ireland Group PLC, 5.601% to 3/20/29, 3/20/30(1)(6)	1,150	1,194,103
Barclays PLC:
5.088% to 6/20/29, 6/20/30(6)	2,150	2,157,610
6.496% to 9/13/26, 9/13/27(6)	1,329	1,376,993
BBVA Bancomer SA:
1.875%, 9/18/25(1)	1,165	1,134,144
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	951,910
BNP Paribas SA:
5.176% to 1/9/29, 1/9/30(1)(6)	1,485	1,524,170
7.75% to 8/16/29(1)(6)(7)	787	831,026
9.25% to 11/17/27(1)(6)(7)	634	694,271
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(6)	1,060	1,095,206
Brookfield Finance, Inc.:
5.675%, 1/15/35	1,039	1,091,055
5.968%, 3/4/54	1,155	1,255,387
CaixaBank SA:
5.673% to 3/15/29, 3/15/30(1)(6)	527	547,453
6.84% to 9/13/33, 9/13/34(1)(6)	1,462	1,632,071
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(6)	1,073	1,005,651
Series W, 4.00% to 12/10/25(6)(7)	1,090	1,069,894
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(6)	1,385	1,420,115
ING Groep NV, 5.335% to 3/19/29, 3/19/30(6)	3,560	3,685,939
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	469	480,399
8.248% to 11/21/32, 11/21/33(1)(6)	1,355	1,574,097
JPMorgan Chase & Co.:
5.581% to 4/22/29, 4/22/30(6)	4,345	4,561,440
5.766% to 4/22/34, 4/22/35(6)	576	620,937
KeyBank NA, 5.00%, 1/26/33	1,946	1,929,037
PNC Financial Services Group, Inc.:
5.492% to 5/14/29, 5/14/30(6)	3,969	4,148,449

Core Bond Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
PNC Financial Services Group, Inc.: (continued)
6.875% to 10/20/33, 10/20/34(6)	$2,475	$ 2,834,984
Societe Generale SA, 5.634% to 1/19/29, 1/19/30(1)(6)	4,291	4,398,816
Swedbank AB, 6.136%, 9/12/26(1)	1,918	1,981,326
Synchrony Bank, 5.40%, 8/22/25	800	801,898
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	940	864,794
5.625%, 2/15/28	1,000	1,005,757
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	655	622,091
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)	1,975	2,123,741
U.S. Bancorp:
5.678% to 1/23/34, 1/23/35(6)	3,239	3,434,704
5.85% to 10/21/32, 10/21/33(6)	2,021	2,156,487
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,652	1,407,719
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(6)	785	767,534
5.459% to 6/30/30, 6/30/35(1)(6)	611	601,418
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,682	1,718,859
		$ 77,411,567
Chemicals — 0.2%
Celanese U.S. Holdings LLC, 6.55%, 11/15/30	$1,090	$ 1,175,500
		$ 1,175,500
Commercial Services — 0.3%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,552	$ 1,510,880
Ford Foundation, 2.415%, 6/1/50	650	429,940
		$ 1,940,820
Computers — 0.3%
Kyndryl Holdings, Inc.:
3.15%, 10/15/31	$105	$ 92,321
6.35%, 2/20/34	1,893	2,024,568
		$ 2,116,889
Diversified Financial Services — 4.2%
Ally Financial, Inc.:
2.20%, 11/2/28	$2,075	$ 1,867,811
6.848% to 1/3/29, 1/3/30(6)	887	936,979
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	3,160	2,904,127
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(6)	2,850	3,116,876
CI Financial Corp., 3.20%, 12/17/30	1,403	1,189,368
Enact Holdings, Inc., 6.25%, 5/28/29	2,895	3,007,456
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	3,003	3,075,381
Jefferies Financial Group, Inc., 6.20%, 4/14/34	1,487	1,592,510
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	1,406	1,346,487
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
LPL Holdings, Inc.: (continued)
6.00%, 5/20/34	$852	$ 891,005
Nuveen LLC, 5.85%, 4/15/34(1)	1,384	1,466,368
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	1,733	1,597,168
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,353,214
Synchrony Financial, 4.50%, 7/23/25	2,000	1,988,882
TPG Operating Group II LP, 5.875%, 3/5/34	1,800	1,920,783
		$ 28,254,415
Electric — 1.3%
Engie SA, 5.625%, 4/10/34(1)	$2,250	$ 2,365,529
MidAmerican Energy Co., 5.35%, 1/15/34	861	914,481
NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	3,605	3,745,629
Southern Co., Series B, 4.00% to 10/15/25, 1/15/51(6)	1,704	1,682,663
		$ 8,708,302
Electronics — 0.2%
Arrow Electronics, Inc., 5.15%, 8/21/29	$1,445	$ 1,468,149
		$ 1,468,149
Entertainment — 0.2%
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	$1,699	$ 1,509,833
		$ 1,509,833
Foods — 0.5%
Kroger Co.:
4.90%, 9/15/31	$1,223	$ 1,231,320
5.00%, 9/15/34	795	801,941
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	1,120	949,683
3.00%, 10/15/30(1)	210	188,340
		$ 3,171,284
Healthcare Services — 0.5%
Centene Corp.:
3.375%, 2/15/30	$2,684	$ 2,475,377
4.25%, 12/15/27	798	784,387
		$ 3,259,764
Insurance — 1.9%
American National Group, Inc., 5.75%, 10/1/29(8)	$1,290	$ 1,298,337
Athene Global Funding, 4.86%, 8/27/26(1)	2,682	2,700,589
Corebridge Global Funding, 5.20%, 1/12/29(1)	2,415	2,482,693
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,437	2,142,810
6.75%, 3/15/54(1)	2,393	2,548,572
7.95%, 6/15/33(1)	340	388,317

Core Bond Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	$1,466	$ 1,387,233
		$ 12,948,551
Internet — 0.1%
Uber Technologies, Inc., 4.30%, 1/15/30	$840	$ 837,598
		$ 837,598
Lodging — 0.1%
Las Vegas Sands Corp., 6.00%, 8/15/29	$701	$ 728,836
		$ 728,836
Machinery - Diversified — 0.2%
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	$1,043	$ 1,103,031
		$ 1,103,031
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$3,800	$ 2,911,057
		$ 2,911,057
Mining — 0.1%
South32 Treasury Ltd., 4.35%, 4/14/32(1)	$1,003	$ 952,561
		$ 952,561
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 692,867
		$ 692,867
Oil and Gas — 0.2%
Diamondback Energy, Inc., 5.40%, 4/18/34	$1,019	$ 1,040,706
		$ 1,040,706
Pharmaceuticals — 0.7%
AbbVie, Inc., 5.50%, 3/15/64	$1,526	$ 1,630,739
Bristol-Myers Squibb Co., 5.65%, 2/22/64	2,722	2,886,902
		$ 4,517,641
Pipelines — 0.3%
ONEOK, Inc., 6.05%, 9/1/33	$2,120	$ 2,266,303
		$ 2,266,303
Real Estate Investment Trusts (REITs) — 2.1%
American Assets Trust LP, 3.375%, 2/1/31	$1,170	$ 1,018,028
COPT Defense Properties LP, 2.90%, 12/1/33	1,887	1,581,490
EPR Properties:
3.60%, 11/15/31	390	348,005
3.75%, 8/15/29	1,454	1,360,446
4.50%, 6/1/27	245	241,491
Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties: (continued)
4.95%, 4/15/28	$1,138	$ 1,128,301
Extra Space Storage LP:
2.40%, 10/15/31	1,473	1,267,948
2.55%, 6/1/31	1,011	880,813
5.90%, 1/15/31	1,500	1,591,973
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	327	316,891
3.75%, 9/15/30(1)	347	313,601
Ventas Realty LP, 5.625%, 7/1/34	1,856	1,954,152
VICI Properties LP, 5.75%, 4/1/34	1,965	2,059,646
		$ 14,062,785
Semiconductors — 0.1%
Marvell Technology, Inc., 5.75%, 2/15/29	$703	$ 737,947
		$ 737,947
Software — 1.0%
Concentrix Corp., 6.60%, 8/2/28	$4,949	$ 5,165,269
Fiserv, Inc., 5.35%, 3/15/31	1,355	1,417,952
		$ 6,583,221
Telecommunications — 0.3%
AT&T, Inc., 3.65%, 6/1/51	$1,392	$ 1,068,248
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	661	531,901
SES SA, 5.30%, 4/4/43(1)	393	303,472
		$ 1,903,621
Total Corporate Bonds (identified cost $195,806,043)		$ 200,263,075

Preferred Stocks — 0.3%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 1,242,031
		$ 1,242,031
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	42,377	$ 943,736
		$ 943,736
Total Preferred Stocks (identified cost $3,157,450)		$ 2,185,767

Core Bond Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,272,700
		$ 1,272,700
Water and Sewer — 0.4%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 735,975
Green Bonds, 2.184%, 9/1/31	650	574,028
Green Bonds, 2.264%, 9/1/32	585	508,201
Green Bonds, 2.344%, 9/1/33	635	542,201
		$ 2,360,405
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,633,105

U.S. Government Agency Mortgage-Backed Securities — 29.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$575	$ 523,367
3.00%, with various maturities to 2046	2,538	2,336,845
3.50%, with various maturities to 2048	2,394	2,284,538
4.00%, with various maturities to 2047	1,863	1,823,401
4.50%, with various maturities to 2044	592	597,291
5.50%, 6/1/41	861	897,798
6.00%, 6/1/53	310	317,642
Federal National Mortgage Association:
2.50%, 3/1/47	697	620,815
3.00%, 7/1/49	707	644,769
3.50%, with various maturities to 2047	3,822	3,641,821
4.00%, with various maturities to 2046	1,288	1,260,904
4.50%, 2/1/44	217	218,172
5.00%, 7/1/41	195	200,365
5.50%, with various maturities to 2054	13,520	13,688,480
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,800	2,443,482
3.50%, 12/20/45	805	769,687
5.50%, 6/20/53	2,100	2,158,149
6.00%, with various maturities to 2053	480	493,795
7.00%, 6/20/53	850	892,848
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(9)	5,942	5,708,266
4.50%, 30-Year, TBA(9)	17,377	17,088,514
5.00%, 30-Year, TBA(9)	56,050	56,014,971
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security: (continued)
5.50%, 30-Year, TBA(9)	$83,198	$ 84,183,233
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $201,263,169)		$ 198,809,153

U.S. Treasury Obligations — 27.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,546,588
1.625%, 11/15/50	6,770	3,983,340
1.875%, 11/15/51	1,318	821,433
2.00%, 11/15/41	8,644	6,358,911
2.00%, 8/15/51	347	223,605
2.25%, 2/15/52	3,332	2,272,854
2.375%, 2/15/42	1,813	1,412,957
2.875%, 5/15/43	9,367	7,779,733
2.875%, 5/15/52	1,099	860,998
3.00%, 8/15/52	4,144	3,331,549
3.625%, 2/15/53	1,113	1,012,625
3.625%, 5/15/53	2,335	2,125,489
3.875%, 2/15/43	2,631	2,538,915
4.00%, 11/15/42	802	789,075
4.50%, 2/15/44	1,959	2,044,706
4.75%, 11/15/43	1,000	1,079,023
4.75%, 11/15/53	585	646,356
U.S. Treasury Notes:
0.375%, 11/30/25	3,634	3,491,053
0.375%, 12/31/25	28,291	27,109,630
0.375%, 1/31/26	4,956	4,737,046
0.50%, 2/28/26	25,644	24,497,533
0.75%, 4/30/26	4,821	4,601,795
1.125%, 2/29/28	7,680	7,081,200
1.25%, 3/31/28	2,415	2,232,130
1.25%, 4/30/28	7,455	6,876,364
1.375%, 10/31/28	1,421	1,302,907
1.875%, 2/28/27	19,332	18,568,633
2.75%, 4/30/27	18,000	17,632,266
2.875%, 11/30/25	500	494,356
3.125%, 8/31/27	3,713	3,667,530
3.50%, 1/31/28	2,593	2,587,682
3.875%, 12/31/27	2,000	2,019,492
4.00%, 2/15/34	6,013	6,118,063
4.125%, 9/30/27	1,600	1,625,938
4.125%, 3/31/29	7,806	7,984,684
4.375%, 8/15/26	4,040	4,090,973
Total U.S. Treasury Obligations (identified cost $195,926,536)		$ 185,547,432

Core Bond Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 13.7%
Affiliated Fund – 8.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(10)	58,459,695	$ 58,459,695
Total Affiliated Fund (identified cost $58,459,695)		$ 58,459,695

U.S. Treasury Obligations –5.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/7/24	$17,401	$ 17,317,297
0.00%, 11/14/24	17,434	17,335,151
Total U.S. Treasury Obligations (identified cost $34,636,476)		$ 34,652,448
Total Short-Term Investments (identified cost $93,096,171)		$ 93,112,143
Total Investments — 123.7% (identified cost $853,964,986)		$ 836,893,373
Other Assets, Less Liabilities — (23.7)%		$(160,582,110)
Net Assets — 100.0%		$ 676,311,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $198,308,675 or 29.3% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2024.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	When-issued security.
(9)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	325	Long	12/31/24	$67,678,710	$ 114,282
U.S. 5-Year Treasury Note	534	Long	12/31/24	58,677,422	(33,872)
U.S. 10-Year Treasury Note	94	Long	12/19/24	10,742,438	19,669
U.S. Long Treasury Bond	215	Long	12/19/24	26,700,313	(131,690)
U.S. Ultra-Long Treasury Bond	24	Long	12/19/24	3,194,250	(12,257)
U.S. Ultra 10-Year Treasury Note	(54)	Short	12/19/24	(6,388,031)	(1,011)
					$(44,879)
Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
At September 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Core Bond Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.
Affiliated Investments
At September 30, 2024, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $59,397,355, which represents 8.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.873%, 5/15/49	$ 883,072	$ —	$ —	$ —	$54,588	$ 937,660	$ 35,909	993,200
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	1,871,414	—	(1,910,687)	—	39,273	—	52,500	—
Short-Term Investments
Liquidity Fund, Institutional Class(1)	16,240,414	246,625,024	(204,405,743)	—	—	58,459,695	699,180	58,459,695
Total				$ —	$93,861	$59,397,355	$787,589
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 79,777,590	$ —	$ 79,777,590
Collateralized Mortgage Obligations	—	10,203,404	—	10,203,404
Commercial Mortgage-Backed Securities	—	63,361,704	—	63,361,704
Corporate Bonds	—	200,263,075	—	200,263,075
Preferred Stocks	2,185,767	—	—	2,185,767
Taxable Municipal Obligations	—	3,633,105	—	3,633,105
U.S. Government Agency Mortgage-Backed Securities	—	198,809,153	—	198,809,153
U.S. Treasury Obligations	—	185,547,432	—	185,547,432
Short-Term Investments:
Affiliated Fund	58,459,695	—	—	58,459,695
U.S. Treasury Obligations	—	34,652,448	—	34,652,448
Total Investments	$60,645,462	$776,247,911	$ —	$836,893,373
Futures Contracts	$ 133,951	$ —	$ —	$ 133,951
Total	$60,779,413	$776,247,911	$ —	$837,027,324

Core Bond Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (178,830)	$ —	$ —	$ (178,830)
Total	$ (178,830)	$ —	$ —	$ (178,830)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.